Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Operating Segment

The table below provides a summary of the Company’s operating segment results for the years ended December 31, 2025, 2024 and 2023:

	For the Years Ended December 31,
	2025	2024	2023
Net revenues:
Cheers App Internet Business	$137,482	$135,796	$141,005
Traditional Media Business	11,353	11,400	11,322
Total consolidated net revenues	$148,835	$147,196	$152,327
Operating income:
Cheers APP Internet Business	$27,450	$25,218	$27,108
Traditional Media Business	2,267	2,118	2,177
Total segment operating income	29,717	27,336	29,285
Unallocated item (1)	(3,429)	(1,744)	-
Total consolidated operating income	$26,288	$25,592	$29,285

*	The unallocated item for the years ended December 31, 2025, 2024 and 2023 presents the share-based compensation for employees, which is not allocated to segments.